Total
Old Westbury Fixed Income Fund
Old Westbury Fixed Income Fund
Investment Goal
The Fund’s goal is to seek total return (consisting of current income and capital appreciation).
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Old Westbury Fixed Income Fund Old Westbury Fixed Income Fund
Management Fees	0.40%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.69%	[1]
Less Fee Waiver	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.57%	[1]
[1]	The Adviser has contractually committed through October 31, 2026 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.57%. This commitment may not be changed or terminated at any time before October 31, 2026 without the approval of the Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | USD ($)	58	196	360	835

Portfolio Turnover

The Fund pays transaction costs, such as commission, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of investment-grade bonds and notes of any maturity. The Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in investment-grade fixed income securities including corporate, asset-backed, mortgage-backed, and U.S. Government securities. The Adviser attempts to manage the Fund’s “total return” (which includes both changes in principal value of the Fund’s securities and income earned) by lengthening or shortening the average maturity of the Fund’s securities according to whether the Adviser expects market interest rates to rise or decline. The Fund may also engage in futures and options transactions, both to increase return and/or to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations. In addition, the Fund may invest in exchange-traded funds (“ETFs”), convertible securities, municipal securities, and inflation-

protected securities such as Treasury Inflation Protected Securities (“TIPS”) and similar bonds issued by governments outside of the United States. Fixed income securities held by the Fund may be of any maturity.

Principal Risks
Performance Information

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index, the ICE BofA 1-10 Year AAA-A US Corporate & Government Index. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 5.02% (quarter ended 12/31/2023) and the lowest return for a quarter was (4.27)% (quarter ended 3/31/2022).
Average Annual Total Returns (for the periods ended 12/31/2023)
Average Annual Returns - Old Westbury Fixed Income Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Old Westbury Fixed Income Fund	4.81%	1.18%	1.08%
After Taxes on Distributions | Old Westbury Fixed Income Fund	3.49%	0.21%	0.27%
After Taxes on Distributions and Sale of Fund Shares | Old Westbury Fixed Income Fund	2.83%	0.55%	0.50%
ICE BofA 1-10 Year AAA-A US Corporate & Government Index (reflects no deduction for fees, expenses, or income and withholding taxes)	4.70%	1.31%	1.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts. The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.